Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document and Entity Information [Abstract]
Entity Registrant Name	Osisko Gold Royalties LTD
Entity Central Index Key	0001627272
Current Fiscal Year End Date	--12-31
Document Type	40-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Entity Common Stock, Shares Outstanding	157,469,361
Entity Current Reporting Status	Yes
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false